Intangibles assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Summary of Carrying Amount of Intangible Assets and Goodwill

Changes in the carrying amount of intangible assets and goodwill for the years ended December 31, 2023 and 2022 are analysed in the following tables.

	Trademarks, patents and other	Software	Goodwill	Total
Cost as at December 31, 2021	14,116	32,236	1,921	48,273
Additions	164	1,010	—	1,174
Impairment loss	—	—	—	—
Disposals	—	(120)	—	(120)
Impairment reversal	—	1	—	1
Effect of translation adjustments	(3)	40	—	37
Cost as at December 31, 2022	14,277	33,167	1,921	49,365
Additions	188	763	—	951
Disposals	(11,098)	(16,513)	—	(27,611)
Effect of translation adjustments	(8)	(1)	—	(9)
Cost as at December 31, 2023	3,359	17,416	1,921	22,696

Accumulated amortisation as at December 31, 2021	(13,735)	(30,392)	—	(44,127)
Amortisation	(164)	(867)	—	(1,031)
Disposals	2	84	—	86
Effect of translation adjustments	—	(39)	—	(39)
Accumulated amortisation as at December 31, 2022	(13,897)	(31,214)	—	(45,111)
Amortisation	(168)	(873)	—	(1,041)
Disposals	11,098	16,513	—	27,611
Effect of translation adjustments	4	1	—	5
Accumulated amortisation as at December 31, 2023	(2,963)	(15,573)	—	(18,536)

Net book value as at December 31, 2021	381	1,844	1,921	4,146
Net book value as at December 31, 2022	380	1,953	1,921	4,254
Net book value as at December 31, 2023	396	1,843	1,921	4,160